Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Subject to Possible Redemption - Class A Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Schedule of Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds		$ 276,000,000
Less:
Proceeds allocated to Public Warrants		(18,078,000)
Class A common stock issuance at cost		(13,270,637)
Plus:
Accretion of carrying value to redemption value	$ 2,790,814	31,348,637
Class A common stocks subject to possible redemption	20,110,081	$ 276,000,000	$ 17,926,097
Less:
Redemption of Class A common stock	$ (258,680,733)